MERGER WITH 10X CAPITAL (Details) $ / shares in Units, $ in Thousands	Jul. 26, 2021 shares	Jul. 22, 2021 USD ($) vote $ / shares shares	Dec. 31, 2021 vote shares	Jul. 22, 2021 vote ₪ / shares shares	Dec. 31, 2020 ₪ / shares shares
Business Acquisition [Line Items]
Preferred stock par value (in NIS per share) | (per share)		$ 0		₪ 0.01
Common stock par value (in NIS per share) | (per share)		$ 0		0.01	₪ 0.01
Common stock after stock split (in shares)					372,124,239
Shares issued (in shares)					45,271,559
Shares issued and sold (in shares)		30,000,000
Price per share of shares issued and sold (in USD per share) | ₪ / shares				₪ 10.00
Gross proceeds from shares issued and sold | $		$ 300
Conversion of shares (in shares)		30,000,000
Gross proceeds from merger | $		$ 348,000
Transaction costs associated with merger | $		63,000
Transaction costs related to warrant liabilities | $		$ 2,887
Stock split, ratio		26.7017
Ordinary shares - Class A
Business Acquisition [Line Items]
Common stock after stock split (in shares)		188,722,998	1,000,000,000	188,722,998
Price per share after stock split (in USD per share) | $ / shares		$ 10.00
Shares issued (in shares)			234,262,636
Shares forfeited (in shares)	1,500,000
Number of votes | vote		1		1
Ordinary shares - Class A | 10X Capital Class A Common Stock Holders
Business Acquisition [Line Items]
Shares issued (in shares)		12,703,234		12,703,234
Shares outstanding (in shares)	11,203,234
Ordinary shares - Class A | 10X Capital Warrant Holders
Business Acquisition [Line Items]
Warrants issued (in shares)		15,562,500		15,562,500
Ordinary shares - Class A | 10X Capital
Business Acquisition [Line Items]
Common stock par value (in NIS per share) | $ / shares		$ 0.0001
Ordinary shares - Class B
Business Acquisition [Line Items]
Common stock after stock split (in shares)			83,417,110
Shares issued (in shares)			83,417,110
Number of votes | vote		10	10	10
Shares issued (in shares)		83,417,110		83,417,110
Percentage of voting power		0.39		0.39
Ordinary shares - Class B | 10X Capital
Business Acquisition [Line Items]
Common stock par value (in NIS per share) | $ / shares		$ 0.0001